Filed with the Securities and Exchange Commission on November 20, 2019

1933 Act Registration File No. 333-181202
1940 Act File No. 811-22708
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.
Post-Effective Amendment No.	57	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	59	[X]
(Check appropriate box or boxes.)

BROWN ADVISORY FUNDS
(Exact Name of Registrant as Specified in Charter)
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (410) 537-5400

Paul J. Chew, President and Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Name and Address of Agent for Service)
Copy to:

Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment (“PEA”) No. 57 to the Registration Statement for the Brown Advisory Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 56 on Form N-1A filed October 31, 2019. This PEA No. 57 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 56 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland on November 19, 2019.

Brown Advisory Funds

By: /s/ Paul J. Chew
Paul J. Chew
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Paul J. Chew	President	November 19, 2019
Paul J. Chew

/s/ Jason T. Meix	Treasurer	November 19, 2019
Jason T. Meix

Michael D. Hankin*	Trustee	November 19, 2019
Michael D. Hankin

Joseph R. Hardiman* Joseph R. Hardiman	Trustee and Chairman of the Board	November 19, 2019

Henry H. Hopkins*	Trustee	November 19, 2019
Henry H. Hopkins

Kyle Prechtl Legg*	Trustee	November 19, 2019
Kyle Prechtl Legg

Thomas F. O’Neil III*	Trustee	November 19, 2019
Thomas F. O’Neil III

Neal F. Triplett*	Trustee	November 19, 2019
Neal F. Triplett

* By: /s/ Patrick W.D. Turley
Patrick W.D. Turley
As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE